SCHEDULE OF REDEEMABLE CONVERTIBLE PREFERRED SHARES ACTIVITIES (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Balance		¥ 2,733,560	¥ 2,546,705	¥ 2,216,003
Accretion of redeemable convertible preferred shares		113,658	146,341	139,576
Foreign currency translation adjustment		(28,544)	40,514	191,126
Conversion of redeemable convertible preferred shares to Class A ordinary shares upon IPO		(2,818,674)
Balance			2,733,560	2,546,705
Preferred Stock [Member] | Series A Preferred Stock [Member]
Balance		55,997	55,997	55,997
Accretion of redeemable convertible preferred shares
Foreign currency translation adjustment
Conversion of redeemable convertible preferred shares to Class A ordinary shares upon IPO		(55,997)
Balance			55,997	55,997
Preferred Stock [Member] | Series B Preferred Stock [Member]
Balance		145,564	145,564	145,564
Accretion of redeemable convertible preferred shares
Foreign currency translation adjustment
Conversion of redeemable convertible preferred shares to Class A ordinary shares upon IPO		(145,564)
Balance			145,564	145,564
Preferred Stock [Member] | Series C Preferred Stock [Member]
Balance		515,219	480,441	415,844
Accretion of redeemable convertible preferred shares		20,578	26,496	25,271
Foreign currency translation adjustment		(5,771)	8,282	39,326
Conversion of redeemable convertible preferred shares to Class A ordinary shares upon IPO		(530,026)
Balance			515,219	480,441
Preferred Stock [Member] | Series C-1 Preferred Stock [Member]
Balance		382,737	356,664	308,481
Accretion of redeemable convertible preferred shares		15,473	19,923	19,002
Foreign currency translation adjustment		(4,290)	6,150	29,181
Conversion of redeemable convertible preferred shares to Class A ordinary shares upon IPO		(393,920)
Balance			382,737	356,664
Preferred Stock [Member] | Series C-2 Preferred Stock [Member]
Balance		128,639	119,808	103,557
Accretion of redeemable convertible preferred shares		5,254	6,764	6,452
Foreign currency translation adjustment		(1,443)	2,067	9,799
Conversion of redeemable convertible preferred shares to Class A ordinary shares upon IPO		(132,450)
Balance			128,639	119,808
Preferred Stock [Member] | Series D-1 Preferred Stock [Member]
Balance		512,036	475,361	409,408
Accretion of redeemable convertible preferred shares		22,111	28,469	27,153
Foreign currency translation adjustment		(5,760)	8,206	38,800
Conversion of redeemable convertible preferred shares to Class A ordinary shares upon IPO		(528,387)
Balance			512,036	475,361
Preferred Stock [Member] | Series D-2 Preferred Stock [Member]
Balance		993,368	912,870	777,152
Accretion of redeemable convertible preferred shares		50,242	64,689	61,698
Foreign currency translation adjustment		(11,280)	15,809	74,020
Conversion of redeemable convertible preferred shares to Class A ordinary shares upon IPO		(1,032,330)
Balance			¥ 993,368	¥ 912,870